EQUITY OFFERINGS	6 Months Ended
Jun. 30, 2014
Equity Offerings [Abstract]
EQUITY OFFERINGS
13. EQUITY OFFERINGS

There were no equity offerings in the six months ended June 30, 2014. Accordingly, the following table shows the issuance of common and general partner units during the six months ended June 30, 2013:

Date	Number of Common Units Issued (1)	Offering Price	Gross Proceeds (in thousands of $) (2)	Net Proceeds (in thousands of $)	Golar's Ownership after the Offering (3)	Use of Proceeds
January 2013	4,316,947	$29.74	131,006	130,244	50.9%	Acquisition of the Golar Maria
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(1) Includes common units issued by us to Golar in a private placement made concurrently with the public offering of 416,947 common units.
(2) Includes the General Partner's 2% proportionate capital contribution.
(3) Includes Golar's 2% general partner interest in the Partnership.

The following table shows the changes in the number of common units, subordinated units and general partner units during the six months ended June 30, 2014 and 2013:

(in units)	Common Units	Subordinated Units	GP Units
December 31, 2012	36,246,149	15,949,831	1,065,225
January 2013 offerings	4,316,947	—	88,101
June 30, 2013	40,563,096	15,949,831	1,153,326

(in units)	Common Units	Subordinated Units	GP Units
December 31, 2013 and June 30, 2014	45,663,096	15,949,831	1,257,408